SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2023
Office Equipment And Furniture [Member]
Estimated useful lives of the assets	5 years
Electronic equipment [Member]
Estimated useful lives of the assets	5 years
Building [Member]
Estimated useful lives of the assets	50 years
Transportation Vehicles [Member]
Estimated useful lives of the assets	5 years